Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes:
U.S.			$ 185,389	$ 116,885	$ 126,365
Foreign			113,611	90,940	83,166
Total			299,000	207,825	209,531
Current:
Federal			56,133	17,808	35,856
Foreign			53,964	26,830	21,933
State			8,578	7,183	9,415
Total current expense			118,675	51,821	67,204
Deferred:
Federal			12,096	22,100	(143)
Foreign			(6,007)	(2,332)	(7,188)
State			1,452	2,283	(1,272)
Total deferred taxes	(19,165)	(2,358)	5,280	21,676	(8,603)
Income taxes	10,831	28,121	126,216	73,872	58,601
Total
Deferred:
Total deferred taxes			$ 7,541	$ 22,051	$ (8,603)